8. Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable

The accounts receivable as of December 31, 2018 and 2017 consisted of the following:

	December 31,	December 31,
	2018	2017
Current accounts receivable:
Accounts receivable	$28,410	$13,471
Less: Allowance for doubtful accounts	(633)	(1,520)
	27,777	11,951
Noncurrent accounts receivable
Accounts receivable, noncurrent	–	7,100
Total accounts receivable, net	$27,777	$19,051

Allowance for doubtful accounts rollforward
	2018	2017	2016
Balance as at January 1	$1,520	$1,592	$211
Addition	202	1,536	1,151
Written off	–	(1,526)	–
Reversal	(1,002)	(152)	–
Foreign currency translation difference	(87)	70	230
Balance as at December 31	$633	$1,520	$1,592